Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information [Abstract]
Segment Information
Segment Information

We operate our business using three reportable segments: Wood Products, Building Materials Distribution, and Corporate and Other. There are no differences in our basis of measurement of segment profit or loss from those disclosed in Note 14, Segment Information, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K.

An analysis of our operations by segment is as follows:

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2013
Wood Products	$170.8	$109.6	$280.4	$23.0	$6.5	$29.6
Building Materials Distribution	681.5	—	681.5	3.3	2.2	5.5
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(109.6)	(109.6)	—	—	—
	$852.3	$—	$852.3	21.9	$8.8	$30.7
Interest expense				(4.8)
Interest income				0.1
				$17.2

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2012
Wood Products	$152.4	$89.4	$241.8	$15.5	$6.1	$21.7
Building Materials Distribution	580.5	—	580.5	8.7	2.2	10.9
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(89.4)	(89.4)	—	—	—
	$732.9	$—	$732.9	19.9	$8.3	$28.2
Interest expense				(4.8)
Interest income				0.1
				$15.1

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2013
Wood Products	$334.6	$215.1	$549.6	$43.9	$12.8	$56.6
Building Materials Distribution	1,262.6	—	1,262.6	11.3	4.4	15.7
Corporate and Other	—	—	—	(8.6)	0.1	(8.6)
Intersegment eliminations	—	(215.1)	(215.1)	—	—	—
	$1,597.2	$—	$1,597.2	46.5	$17.2	$63.7
Interest expense				(9.7)
Interest income				0.1
				$36.9

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2012
Wood Products	$288.0	$165.1	$453.0	$26.4	$12.0	$38.4
Building Materials Distribution	1,032.0	—	1,032.0	7.9	4.4	12.3
Corporate and Other	—	—	—	(7.9)	0.1	(7.9)
Intersegment eliminations	—	(165.1)	(165.1)	—	—	—
	$1,319.9	$—	$1,319.9	26.3	$16.5	$42.7
Interest expense				(9.6)
Interest income				0.2
				$16.9

___________________________________

(a)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income to EBITDA:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(millions)
Net income(1)	$10.4	$15.0	$91.2	$16.7
Interest expense	4.8	4.8	9.7	9.6
Interest income	(0.1)	(0.1)	(0.1)	(0.2)
Income tax provision (benefit)(1)	6.8	0.1	(54.3)	0.1
Depreciation and amortization	8.8	8.3	17.2	16.5
EBITDA	$30.7	$28.2	$63.7	$42.7

 _______________________________________

(1)	The six months ended June 30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.

Segment Information

We operate our business using three reportable segments: Building Materials Distribution, Wood Products, and Corporate and Other. These segments represent distinct businesses that are managed separately because of differing products and services. Each of these businesses requires distinct operating and marketing strategies. Management reviews the performance of the company based on these segments.

Our Building Materials Distribution segment is a leading national stocking wholesale distributor of building materials. We distribute a broad line of building materials, including engineered wood products (EWP), oriented strand board (OSB), plywood, lumber, and general line items such as siding, metal products, insulation, roofing, and composite decking. Except for EWP, we purchase most of these building materials from third-party suppliers and market them primarily to retail lumberyards and home improvement centers that then sell the products to the final end customers, who are typically professional builders, independent contractors, and homeowners engaged in residential construction projects.

Our Wood Products segment manufactures and sells EWP, consisting of laminated veneer lumber (LVL), I-joists, and laminated beams, which are structural products used in applications where extra strength and consistent quality is required, such as headers and beams. LVL is also used in the manufacture of engineered I-joists, which are assembled by combining a vertical web of oriented strand board (OSB) with top and bottom LVL or solid wood flanges. We also produce plywood, studs, particleboard, and ponderosa pine lumber, a premium lumber grade sold primarily to manufacturers of specialty wood windows, moldings, and doors. Our wood products are used primarily in new residential construction, residential repair-and-remodeling markets, and light commercial construction. Most of our wood products are sold to leading wholesalers (including our Building Materials Distribution segment), home improvement centers, retail lumberyards, and industrial converters. During 2012, approximately 38% of Wood Products' overall sales, including approximately 73% of Wood Products' EWP sales, were to our Building Materials Distribution segment.

Our Corporate and Other segment includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. These support services include, but are not limited to, finance, accounting, legal, information technology, and human resource functions. We have purchased many of these services from Boise Inc. under an Outsourcing Services Agreement, under which Boise Inc. provides a number of corporate staff services to us at cost. See Note 3, Outsourcing Services Agreement, for more information.

The segments' profits and losses are measured on operating profits before interest expense and interest income. Specified expenses are allocated to the segments. For many of these allocated expenses, the related assets and liabilities remain in the Corporate and Other segment.

The segments follow the accounting principles described in Note 2, Summary of Significant Accounting Policies.

For the years ended December 31, 2012 and 2011, sales to one customer accounted for $304.9 million and $210.4 million, or approximately 11% and 10%, respectively, of total sales. Sales to this customer were recorded in our Building Materials Distribution and our Wood Products segments. No other customer accounted for 10% or more of total sales.

Export sales to foreign unaffiliated customers were $70.0 million, $57.3 million, and $42.3 million for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, 2011, and 2010, and for the years then ended, long-lived assets located in foreign countries and net sales originating in foreign countries were not material.

Segment sales to external customers, including related parties, by product line are as follows:

	Year Ended December 31
	2012	2011	2010
	(millions)
Building Materials Distribution
Commodity	$1,092.7	$835.1	$879.0
General line	794.9	722.0	697.0
Engineered wood products	302.2	220.8	200.6
	2,189.8	1,777.9	1,776.6
Wood Products
Plywood and veneer	324.6	214.5	224.0
Engineered wood products	87.9	92.1	86.5
Lumber	77.4	69.6	67.5
Byproducts	44.6	44.5	33.9
Particleboard	33.1	26.1	28.2
Other	21.8	23.3	24.0
	589.3	470.2	464.0
	$2,779.1	$2,248.1	$2,240.6

An analysis of our operations by segment is as follows:

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2012
Building Materials Distribution	$2,189.8	$—	$0.5	$2,190.2	$24.0	$8.8	$32.9	$7.1	$415.7
Wood Products	569.5	19.8	353.9	943.3	55.8	24.4	80.2	22.7	366.1
Corporate and Other	—	—	—	—	(16.7)	0.1	(16.5)	—	54.6
Intersegment eliminations	—	—	(354.4)	(354.4)	—	—	—	—	—
	$2,759.3	$19.8	$—	$2,779.1	63.2	$33.4	$96.6	$29.7	$836.4
Interest expense					(21.8)
Interest income					0.4
					$41.8

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2011
Building Materials Distribution (b)	$1,777.9	$—	$1.4	$1,779.4	$2.0	$8.4	$10.4	$10.0	$366.9
Wood Products (b)	451.4	18.8	242.3	712.5	(15.1)	28.4	13.3	29.3	351.6
Corporate and Other	—	—	—	—	(14.5)	0.2	(14.2)	—	184.3
Intersegment eliminations	—	—	(243.7)	(243.7)	—	—	—	—	—
	$2,229.3	$18.8	$—	$2,248.1	(27.5)	$37.0	$9.5	$39.3	$902.8
Interest expense					(19.0)
Interest income					0.4
					$(46.1)

					Income
					(Loss)
	Sales				Before	Depreciation		Capital
		Related	Inter-		Income	and	EBITDA	Expendi-
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	tures	Assets
	(millions)
Year Ended December 31, 2010
Building Materials Distribution (c)	$1,776.6	$—	$1.4	$1,778.0	$11.6	$7.5	$19.1	$12.9	$356.4
Wood Products (c)	438.8	25.3	223.4	687.4	(8.1)	27.1	19.0	22.9	335.3
Corporate and Other	—	—	—	—	(16.3)	0.3	(16.0)	—	260.6
Intersegment eliminations	—	—	(224.8)	(224.8)	—	—	—	—	—
	$2,215.3	$25.3	$—	$2,240.6	(12.8)	$34.9	$22.1	$35.8	$952.2
Interest expense					(21.0)
Interest income					0.8
					$(33.0)
___________________________________

(a)
Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

(b)
In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December 31, 2011. Also, during the year ended December 31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.

(c)
Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

(d)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income (loss) to EBITDA for the consolidated company:

	Year Ended December 31
	2012	2011	2010
	(millions)
Net income (loss)	$41.5	$(46.4)	$(33.3)
Interest expense	21.8	19.0	21.0
Interest income	(0.4)	(0.4)	(0.8)
Income tax provision	0.3	0.2	0.3
Depreciation and amortization	33.4	37.0	34.9
EBITDA	$96.6	$9.5	$22.1